Forward Large Cap Value Fund

Summary Prospectus  |  May 1, 2010

TICKER SYMBOL

Class C: AVCVX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardfunds.com. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2010, along with the Fund’s most recent annual report dated December 31, 2009, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS C

Management Fee	0.69%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	2.00%

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS C

1 Year	$303
3 Years	$627
5 Years	$1,077
10 Years	$2,324

You would pay the following expenses if you did not redeem your shares:

CLASS C

1 Year	$203
3 Years	$627
5 Years	$1,077
10 Years	$2,324

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 227% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities that have large capitalizations. Acadian Asset Management, Inc. (“Acadian” or the “Sub-Advisor”) employs a quantitative process for determining which issuers are undervalued relative to their peers and have favorable earnings, quality and price characteristics. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $3.5 billion or are included in the S&P 500 Index.

The Sub-Advisor uses quantitative factors including valuation, earnings, quality metrics, price movements and size in an effort to predict how well each stock in its universe will perform relative to its peer group. It also applies separate industry models including valuation, risk, growth and economic movements to forecast industry group level returns, in an effort to predict how well the stock’s industry group will perform relative to other industry groups. The Sub-Advisor combines and weighs the values of all the factors, utilizing a proprietary methodology to determine a return forecast for each stock and ranks its universe from most attractive to least attractive. The Sub-Advisor then uses a portfolio optimization system to balance the expected return with such considerations as the Fund’s benchmark index, targeted level of risk, transaction cost estimates and other requirements. Industry weights result from this bottom-up stock selection process with overall portfolio risk control ensuring an appropriate level of diversification. A stock is sold if its expected return deteriorates to the point where it can be replaced by a more attractive holding, and a replacement stock’s expected return must be enough to offset the transaction costs of selling the current holding and buying the new opportunity.

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Forward Large Cap Value Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Value Stocks: Although the Fund may invest in securities that Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On March 1, 2007, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before March 1, 2007 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – September 30, 2009	18.19%
Worst Quarter – December 31, 2008	–21.74%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Large Cap Value Fund – Class C (Inception: 12/30/02)
Return Before Taxes	15.05%	–2.86%	3.51%
Return After Taxes on Distributions(1)	14.90%	–3.05%	3.35%
Return After Taxes on Distributions and Sale of Fund Shares(1)	9.93%	–2.41%	3.01%
S&P 500 Value Index	21.18%	–0.27%	5.89%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Acadian to act as sub-advisor to the Fund. The core equity investment team oversees a single process that produces all core equity portfolios. This team consists of 15 portfolio managers. A lead manager is assigned to monitor adherence to client specific investment objectives. The lead portfolio manager of the Fund is Constantine P. Papageorgiou, CFA. Mr. Papageorgiou is a Vice President and Portfolio Manager at Acadian and has managed the Fund since March 2007. The backup portfolio manager of the Fund is Qi Zeng, CFA. Ms. Zeng is a Senior Vice President and Portfolio Manager at Acadian.

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Forward Large Cap Value Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Funds are distributed by ALPS Distributors, Inc.

SP038  050310

Printed on recycled paper using soy-based inks.

Forward Large Cap Value Fund

Summary Prospectus  |  May 1, 2010

TICKER SYMBOLS

Investor: AVUIX | Institutional: AVAIX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardfunds.com. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2010, along with the Fund’s most recent annual report dated December 31, 2009, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.69%	0.69%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	1.50%	1.10%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$153	$112
3 Years	$474	$350
5 Years	$818	$606
10 Years	$1,788	$1,339

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 227% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities that have large capitalizations. Acadian Asset Management, Inc. (“Acadian” or the “Sub-Advisor”) employs a quantitative process for determining which issuers are undervalued relative to their peers and have favorable earnings, quality and price characteristics. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $3.5 billion or are included in the S&P 500 Index.

The Sub-Advisor uses quantitative factors including valuation, earnings, quality metrics, price movements and size in an effort to predict how well each stock in its universe will perform relative to its peer group. It also applies separate industry models including valuation, risk, growth and economic movements to forecast industry group level returns, in an effort to predict how well the stock’s industry group will perform relative to other industry groups. The Sub-Advisor combines and weighs the values of all the factors, utilizing a proprietary methodology to determine a return forecast for each stock and ranks its universe from most attractive to least attractive. The Sub-Advisor then uses a portfolio optimization system to balance the expected return with such considerations as the Fund’s benchmark index, targeted level of risk, transaction cost estimates and other requirements. Industry weights result from this bottom-up stock selection process with overall portfolio risk control ensuring an appropriate level of diversification. A stock is sold if its expected return deteriorates to the point where it can be replaced by a more attractive holding, and a replacement stock’s expected return must be enough to offset the transaction costs of selling the current holding and buying the new opportunity.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent

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Forward Large Cap Value Fund

a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Value Stocks: Although the Fund may invest in securities that Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On March 1, 2007, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before March 1, 2007 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	18.46%
Worst Quarter – December 31, 2008	–21.54%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Large Cap Value Fund – Institutional Class (Inception: 8/24/92)
Return Before Taxes	17.13%	–1.89%	–0.30%	6.66%
Return After Taxes on Distributions(1)	16.78%	–2.31%	–0.83%	5.19%
Return After Taxes on Distributions and Sale of Fund Shares(1)	11.51%	–1.66%	–0.45%	5.12%
S&P 500 Value Index	21.18%	–0.27%	1.20%	N/A
Forward Large Cap Value Fund – Investor Class (Inception: 7/1/98)
Return Before Taxes	16.60%	–2.33%	–0.74%	–0.20%
S&P 500 Value Index	21.18%	–0.27%	1.20%	1.80%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Acadian to act as sub-advisor to the Fund. The core equity investment team oversees a single process that produces all core equity portfolios. This team consists of 15 portfolio managers. A lead manager is assigned to monitor adherence to client specific investment objectives. The lead portfolio manager of the Fund is Constantine P. Papageorgiou, CFA. Mr. Papageorgiou is a Vice President and Portfolio Manager at Acadian and has managed the Fund since March 2007. The backup portfolio manager of the Fund is Qi Zeng, CFA. Ms. Zeng is a Senior Vice President and Portfolio Manager at Acadian.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

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Forward Large Cap Value Fund

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Forward Funds are distributed by ALPS Distributors, Inc.

SP039  050310

Printed on recycled paper using soy-based inks.